ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO

SEMI-ANNUAL REPORT
DECEMBER 31, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

February 2, 1998

Dear Shareholder:

This semi-annual report contains investment results and market activity for the period ended December 31, 1997.

BOND MARKET REVIEW
The U.S. bond market rallied during the period under review, posting solid returns. Data indicating a slowing U.S. economy, together with a favorable U.S. budget deficit, fueled a rally in the U.S. Treasury market. In October, financial market turmoil which started in Southeast Asia, created a ripple effect that spread to other global markets and caused an increase in volatility. Increased investor demand for "safe," liquid securities provided additional fuel for the rally. U.S. bond yields reached their lowest levels since 1996 during the fourth quarter as the financial crisis in Southeast Asia spread around the world.

Among the investment grade sectors, corporates and governments were the best performing on an absolute basis. However, mortgage securities posted strong relative returns, adjusting for the shorter duration exposure of the sector.

INVESTMENT RESULTS
The following table provides the investment returns for the U.S. Government Portfolio for the six and 12 month periods ended December 31, 1997. Also shown for comparison are the total returns for the U.S. Treasury market, represented by the unmanaged Lehman Brothers Government Bond Index, and the average results of the Lipper universe of general U.S. Government Funds. These funds have similar investment objectives to your Fund, although some funds included in the average may have somewhat different investment policies. During the six months ended December 31, 1997, the Fund modestly underperformed its benchmark, the Lehman Brothers Government Bond Index, due to its conservative positioning in anticipation of increased levels of market volatility and mortgage prepayments.


INVESTMENT RESULTS*
Period Ended December 31, 1997
                                            TOTAL RETURNS
                                       6 MONTHS      12 MONTHS
                                      ----------    -----------
ALLIANCE BOND FUND U.S.
  GOVERNMENT PORTFOLIO
    Class A                              6.24%          8.56%
    Class B                              5.85%          7.75%
    Class C                              5.85%          7.74%

LEHMAN BROTHERS GOVERNMENT
  BOND INDEX                             6.78%          9.59%

LIPPER U.S. GOVERNMENT
  FUNDS AVERAGE                          6.30%          8.84%


* THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF DECEMBER 31, 1997. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND AND ITS COMPARATIVE BENCHMARKS INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE LEHMAN BROTHERS (LB) GOVERNMENT BOND INDEX IS UNMANAGED AND REFLECTS NO FEES OR EXPENSES. IT IS MADE UP OF THE U.S. TREASURY BOND AND AGENCY BOND INDICES. THE LIPPER GENERAL U.S. GOVERNMENT FUNDS AVERAGE FOR THE SIX AND 12 MONTH PERIODS ENDED DECEMBER 31, 1997 REFLECTS THE PERFORMANCE OF 186 AND 180 MUTUAL FUNDS, RESPECTIVELY. THESE FUNDS HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO YOUR FUND, ALTHOUGH INVESTMENT POLICIES FOR THE VARIOUS FUNDS MAY DIFFER. THE AVERAGE INCLUDES FEES AND EXPENSES, BUT NO SALES CHARGES. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDEX OR AVERAGE.

     ADDITIONAL INVESTMENT RESULTS CAN BE FOUND ON PAGE 3


ECONOMIC REVIEW
U.S. economic activity remained healthy during the second half of the year buoyed by continued strength in the labor market and a strong rebound in consumer spending. Gross Domestic Product (GDP) growth accelerated in the fourth quarter to 4.3%, up from 3.1% for the third quarter. Overall, 1997 GDP growth was 3.8%. The labor market remained strong as non-farm payrolls grew by 358,000 a month during the fourth quarter, the highest three month average since March-May 1994. The


1


ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

unemployment rate dropped to 4.7% in December and hovered near 20-year lows throughout most of the period. Despite these record employment levels, inflation continued to abate with consumer prices advancing 1.7% and producer prices declining 1.2% year over year through December. This yearly decline in producer prices was the largest since 1986.

Despite U.S. economic growth above trend levels, the Federal Reserve left interest rates unchanged. Improving inflation fundamentals and a strong dollar, coupled with turmoil in Asia's financial markets, argued against any Federal Reserve action.

PORTFOLIO ACTIVITY
The Fund was positioned predominantly in Treasury securities and underweighted in mortgage securities based on our outlook for rising prepayments and volatility. As market prepayment expectations reach our level, we will add Government National Mortgage Association (GNMA) mortgage securities to enhance portfolio yield.

INVESTMENT OUTLOOK
In 1998, we expect growth will be slower and inflation pressures will remain contained as a result of the crisis in Southeast Asia. 1998 U.S. GDP growth is expected to slow to 2.0%-2.5%. Economic growth will be tempered by excess global manufacturing capacity, while lower commodity and import prices will restrain inflation pressures. Recent declines in interest rates will provide an offsetting stimulus.

Although the direction of Asia's impact is clear, the full extent of the crisis has yet to be determined. However, liquidity will remain low, volatility will remain high, and the U.S. Treasury market will continue to be perceived as a "safe haven" for investors until clear policy responses are outlined and there is a commitment to implementing them. The Federal Reserve is unlikely to raise interest rates in the short term.

Thank you for your continued interest and investment in Alliance Bond Fund U.S. Government Portfolio. We look forward to reporting the Fund's progress to you in the coming months.

Sincerely,


John D. Carifa
Chairman and President


Wayne D. Lyski
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

Alliance Bond Fund U.S. Government Portfolio seeks as high a level of current income as is consistent with safety of principal. The Fund is a diversified, open-end investment company that invests solely in U.S. Government securities that are backed by the full faith and credit of the U.S. Government.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       8.56%          4.01%
Five Years                     5.90%          4.99%
Ten Years                      7.77%          7.30%
SEC Yield**                    5.90%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       7.75%          4.75%
Five Years                     5.13%          5.13%
Since Inception*(a)            6.03%          6.03%
SEC Yield**                    5.46%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       7.74%          6.74%
Since Inception*               4.55%          4.55%
SEC Yield**                    5.46%


Average annual total returns reflect reinvestment of dividends and/or capital gain distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/30/91, Class B; 5/3/93, Class C.

**   SEC Yields are based on SEC guidelines and are calculated on 30 days ended
December 31, 1997.

(a)  Assumes conversion of Class B shares into Class A shares after six years.


3


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)          VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS-97.6%
U.S. TREASURY SECURITIES-69.4%
U.S. TREASURY BONDS-51.9%
  8.125%, 5/15/21                              $ 48,300    $  60,865,728
  11.625%, 11/15/02                              11,500       14,330,035
  12.00%, 8/15/13                                74,585      109,896,522
  12.50%, 8/15/14                                72,250      111,682,605
  14.00%, 11/15/11                              110,900      172,328,619
                                                           --------------
                                                             469,103,509

U.S. TREASURY NOTES-16.2%
  5.625%, 12/31/99                               26,000       25,987,780
  8.50%, 2/15/00                                 79,000       83,393,980
  8.75%, 8/15/00                                 34,200       36,700,704
                                                           --------------
                                                             146,082,464

U.S. TREASURY STRIP-1.3%
  7.875%, 2/15/21                                48,000       11,938,080
Total U.S. Treasury Securities
  (cost $612,513,952)                                        627,124,053

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION-16.6%
Collateralized Mortgage Obligations
  Series 1996-7 Cl.A
  7.50%, 8/16/18                                 16,726       16,954,691
  Series 1997-10 Cl.C
  9.50%, 4/16/25                                 26,250       29,547,787
  Series 1997-11 Cl.C
  9.50%, 10/20/25                                28,052       31,576,173
                                                           --------------
                                                              78,078,651

Mobile Homes
  8.00%, 8/15/16                                    622          644,979
  8.25%, 6/15/05-3/15/16                          4,701        4,892,715
  8.50%, 5/15/08-1/15/12                          1,001        1,044,732
  8.75%, 11/15/00-1/15/12                         3,411        3,575,749
  9.00%, 10/15/11-1/15/12                         1,184        1,244,554
  9.75%, 5/15/99-1/15/13                          5,718        6,150,305
  10.25%, 4/15/98-6/15/13                         4,958        5,325,289
  11.25%, 3/15/98-5/15/98                             3            3,530
                                                           --------------
                                                              22,881,853

Project Loans
  7.50%, 1/15/35                                  6,912        7,052,601
  8.00%, 2/15/28-1/15/29                          5,193        5,358,567
  8.50%, 11/15/12-11/15/31                       14,545       15,204,205
  8.75%, 1/15/33                                  2,494        2,656,972
  9.00%, 4/15/29                                  3,656        3,880,296
  10.50%, 8/15/29                                 5,757        6,440,720
                                                           --------------
                                                              40,593,361

Single Family Homes
  9.00%, 7/20/24-9/20/24                          7,829        8,361,669
Total Government National Mortgage
  Association
  (cost $149,791,934)                                        149,915,534

FEDERAL AGENCY SECURITIES-11.6%
Federal Housing Authority
  11.93%, 1/01/29                                 7,886        8,460,508
Financial Assistance Corp.
  9.45%, 11/21/03                                26,000       26,827,580
  9.50%, 4/16/04                                 31,506       32,918,729
Private Export Funding Corp.
  9.50%, 3/31/99                                 20,227       21,121,438
United States Agency for International
  Development
  7.11%, 2/01/12                                 14,000       15,052,660
Total Federal Agency Securities
  (cost $111,065,350)                                        104,380,915

TOTAL INVESTMENTS-97.6%
  (cost $873,371,236)                                        881,420,502
Other assets less liabilities-2.4%                            21,803,230

NET ASSETS-100%                                            $ 903,223,732


See notes to financial statements.


4


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

ASSETS
  Investments in securities, at value
    (cost $873,371,236)                                         $  881,420,502
  Cash                                                               1,040,798
  Receivable for investments sold                                   47,380,624
  Interest receivable                                               16,195,735
  Receivable for capital stock sold                                    323,267
  Prepaid expenses                                                      35,901
  Total assets                                                     946,396,827

LIABILITIES
  Payable for investment securities purchased                       38,142,041
  Dividends payable                                                  1,863,173
  Payable for capital stock redeemed                                 1,329,343
  Advisory fee payable                                               1,252,336
  Distribution fee payable                                             161,361
  Accrued expenses                                                     424,841
  Total liabilities                                                 43,173,095

NET ASSETS                                                      $  903,223,732

COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $      119,150
  Additional paid-in capital                                     1,133,689,779
  Distributions in excess of net
    investment income                                               (3,854,117)
  Accumulated net realized loss on
    investment transactions                                       (234,775,736)
  Net unrealized appreciation of investments
    and other assets                                                 8,044,656
                                                                $  903,223,732

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($358,003,573/47,235,023 shares of capital stock
    issued and outstanding)                                              $7.58
  Sales charge--4.25% of public offering price                             .34
  Maximum offering price                                                 $7.92

  CLASS B SHARES
  Net asset value and offering price per share
    ($432,465,602/57,042,452 shares of capital stock
    issued and outstanding)                                              $7.58

  CLASS C SHARES
  Net asset value and offering price per share
    ($112,754,557/14,872,287 shares of capital stock
    issued and outstanding)                                              $7.58


See notes to financial statements.


5


STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                        $ 37,648,684

EXPENSES
  Advisory fee                                     $ 2,521,647
  Distribution fee - Class A                           534,492
  Distribution fee - Class B                         2,275,161
  Distribution fee - Class C                           573,090
  Transfer agency                                      564,170
  Custodian                                             83,156
  Printing                                              71,301
  Administrative                                        56,907
  Taxes                                                 38,133
  Registration                                          37,881
  Audit and legal                                       36,934
  Directors' fees                                        6,280
  Miscellaneous                                         10,475
  Total expenses                                                     6,809,627
  Net investment income                                             30,839,057

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized loss on investment transactions                        (535,143)
  Net change in unrealized appreciation (depreciation)
    of investments and other assets                                 22,870,587
  Net gain on investment transactions                               22,335,444

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $ 53,174,501


See notes to financial statements.


6


STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

                                              SIX MONTHS ENDED
                                                DEC. 31, 1997     YEAR ENDED
                                                 (UNAUDITED)     JUNE 30, 1997
                                              ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income                         $  30,839,057   $   76,613,835
  Net realized loss on investment transactions       (535,143)     (17,906,339)
  Net change in unrealized depreciation of
    investments and other assets                   22,870,587        4,101,240
  Net increase in net assets from operations       53,174,501       62,808,736

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income
    Class A                                       (13,440,562)     (28,676,683)
    Class B                                       (15,431,873)     (38,040,411)
    Class C                                        (3,889,786)      (9,425,145)
  Tax return of capital
    Class A                                                -0-        (537,368)
    Class B                                                -0-        (712,834)
    Class C                                                -0-        (176,616)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                    (59,466,756)    (235,558,940)
  Total decrease                                  (39,054,476)    (250,319,261)

NET ASSETS
  Beginning of year                               942,278,208    1,192,597,469
  End of period                                 $ 903,223,732   $  942,278,208


See notes to financial statements.


7


NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of two portfolios: Corporate Bond Portfolio and U.S. Government Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The financial statements and notes include the operations of the U.S. Government Portfolio (the "Portfolio") only. The Portfolio offers three classes of shares: Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are generally valued at the last reported sale price or if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities, and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities.

2. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The portfolio amortizes premiums and accretes discount as adjustments to interest income.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally


8


ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at a quarterly rate equal to .15 of 1% (approximately .60 of 1% on an annual basis) of the first $500 million of the Fund's net assets and .125 of 1% (approximately .50 of 1% on an annual basis) of its net assets over $500 million, valued on the last business day of the previous quarter. Pursuant to the advisory agreement the Portfolio paid $56,907 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended December 31, 1997.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $385,177 for the six months ended December 31, 1997.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio's shares. The Distributor received front-end sales charges of $6,430 from the sale of Class A shares and $801, $118,153 and $16,381 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C, respectively, for the six months ended December 31, 1997.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Portfolio's average daily net assets attributable to the Class A shares and 1% of the Portfolio's average daily net assets attributable to the Class B and Class C shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $7,687,616, and $3,767,815 for Class B and Class C shares, respectively; such costs may be recovered from the Portfolio in future periods, so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $21,304,290 and $0, respectively, for the six months ended December 31, 1997. Purchases and sales of U.S. government obligations aggregated $321,873,055 and $463,940,538, respectively, for the six months ended December 31, 1997. At December 31, 1997, the cost of securities for federal income tax purposes was $874,920,184. Accordingly, gross unrealized appreciation of investments was $17,874,264 and gross unrealized depreciation of investments was $11,373,946, resulting in net unrealized appreciation of $6,500,318.

For federal income tax purposes, the Portfolio had a capital loss carryforward at June 30, 1997 of approximately $224,492,949 of which $19,845,081 expires in the year 1998; $8,257,319 expires in the year 1999; $83,016,947 expires in the year 2003; $61,544,081 expires in the year 2004; and $51,829,521 expires in the year 2005.


9


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 600,000,000 shares of $.001 par value capital stock authorized for the Portfolio, of which 200,000,000 shares are designated for Class A, Class B and Class C shares, respectively. Transactions in capital stock were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     DEC. 31, 1997    JUNE 30,    DEC. 31, 1997     JUNE 30,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                    -------------  ------------  --------------  --------------
CLASS A
Shares sold            7,013,326     7,330,644   $  52,640,366   $  54,720,782
Shares issued in
  reinvestment of
  dividends and
  distributions          851,861     1,852,073       6,399,117      13,859,387
Shares converted
  from Class B         1,538,106     2,400,559      11,618,042      17,892,778
Shares redeemed      (10,017,790)  (16,635,865)    (75,227,298)   (124,255,277)
Net decrease            (614,497)   (5,052,589)  $  (4,569,773)  $ (37,782,330)

CLASS B
Shares sold            3,089,319     5,813,050   $  23,230,807   $  43,483,332
Shares issued in
  reinvestment of
  dividends and
  distributions          980,199     2,166,310       7,361,161      16,211,718
Shares converted
  to Class A          (1,538,106)   (2,400,559)    (11,618,042)    (17,892,778)
Shares redeemed       (9,132,308)  (25,514,220)    (68,489,558)   (190,768,847)
Net decrease          (6,600,896)  (19,935,419)  $ (49,515,632)  $(148,966,575)

CLASS C
Shares sold            1,512,618     3,571,988   $  11,395,115   $  26,694,306
Shares issued in
  reinvestment of
  dividends and
  distributions          338,626       544,818       2,542,397       4,070,889
Shares redeemed       (2,570,849)  (10,605,329)    (19,318,863)    (79,575,230)
Net decrease            (719,605)   (6,488,523)  $  (5,381,351)  $ (48,810,035)


10


FINANCIAL HIGHLIGHTS
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                            -----------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                          YEAR ENDED JUNE 30,
                                                1997      ---------------------------------------------------------------
                                            (UNAUDITED)      1997         1996         1995         1994         1993
                                            ------------  ------------  -----------  -----------  -----------  ----------
Net asset value, beginning of year            $ 7.41         $ 7.52       $ 7.96       $ 7.84       $ 8.64       $ 8.34

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .27(a)         .57(a)       .58          .64          .65          .69
Net realized and unrealized gain (loss)
  on investment transactions                     .19           (.10)        (.44)         .13         (.80)         .29
Net increase (decrease) in net asset
  value from operations                          .46            .47          .14          .77         (.15)         .98

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.29)          (.57)        (.58)        (.65)        (.65)        (.68)
Tax return of capital                             -0-          (.01)          -0-          -0-          -0-          -0-
Total dividends and distributions               (.29)          (.58)        (.58)        (.65)        (.65)        (.68)
Net asset value, end of period                $ 7.58         $ 7.41       $ 7.52       $ 7.96       $ 7.84       $ 8.64

TOTAL RETURN
Total investment return based on
  net asset value (b)                           6.24%          6.49%        1.74%       10.37%       (1.93)%      12.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $358,004       $354,782     $397,894     $463,660     $482,595     $527,968
Ratio of expenses to average net assets         1.04%(c)       1.02%        1.01%        1.01%        1.02%        1.10%
Ratio of net investment income to
  average net assets                            7.09%(c)       7.66%        7.38%        8.27%        7.76%        8.04%
Portfolio turnover rate                           37%           330%         334%         190%         188%         386%


See footnote summary on page 13.


11


FINANCIAL HIGHLIGHTS (CONTINUED)
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS B
                                            -----------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                          YEAR ENDED JUNE 30,
                                                1997      ---------------------------------------------------------------
                                            (UNAUDITED)      1997         1996         1995         1994         1993
                                            ------------  ------------  -----------  -----------  -----------  ----------
Net asset value, beginning of year            $ 7.41         $ 7.52       $ 7.96       $ 7.84       $ 8.64       $ 8.34

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .24(a)         .52(a)       .52          .58          .59          .62
Net realized and unrealized gain (loss)
  on investment transactions                     .19           (.10)        (.44)         .13         (.80)         .30
Net increase (decrease) in net asset
  value from operations                          .43            .42          .08          .71         (.21)         .92

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)          (.52)        (.52)        (.59)        (.59)        (.62)
Tax return of capital                             -0-          (.01)          -0-          -0-          -0-          -0-
Total dividends and distributions               (.26)          (.53)        (.52)        (.59)        (.59)        (.62)
Net asset value, end of period                $ 7.58         $ 7.41       $ 7.52       $ 7.96       $ 7.84       $ 8.64

TOTAL RETURN
Total investment return based on
  net asset value (b)                           5.85%          5.69%        1.01%        9.52%       (2.63)%      11.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $432,466       $471,889     $628,628     $774,097     $756,282     $552,471
Ratio of expenses to average net assets         1.74%(c)       1.73%        1.72%        1.72%        1.72%        1.81%
Ratio of net investment income to
  average net assets                            6.39%(c)       6.95%        6.67%        7.57%        7.04%        7.25%
Portfolio turnover rate                           37%           330%         334%         190%         188%         386%


See footnote summary on page 13.


12


ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS C
                                            -------------------------------------------------------------------------------
                                            SIX MONTHS                                                            MAY 3,
                                               ENDED                                                             1993(D)
                                            DECEMBER 31,                   YEAR ENDED JUNE 30,                      TO
                                               1997       ---------------------------------------------------    JUNE 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            ------------  ------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $ 7.41         $ 7.52       $ 7.96       $ 7.83       $ 8.64       $ 8.56

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .24(a)         .52(a)       .52          .58          .59          .10
Net realized and unrealized gain (loss)
  on investment transactions                     .19           (.10)        (.44)         .14         (.81)         .08
Net increase (decrease) in net asset
  value from operations                          .43            .42          .08          .72         (.22)         .18

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)          (.52)        (.52)        (.59)        (.59)        (.10)
Tax return of capital                             -0-          (.01)          -0-          -0-          -0-          -0-
Total dividends and distributions               (.26)          (.53)        (.52)        (.59)        (.59)        (.10)
Net asset value, end of period                $ 7.58         $ 7.41       $ 7.52       $ 7.96       $ 7.83       $ 8.64

TOTAL RETURN
Total investment return based on
  net asset value (b)                           5.85%          5.69%        1.01%        9.67%       (2.75)%       2.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $112,755       $115,607     $166,075     $181,948     $231,859      $67,757
Ratio of expenses to average net assets         1.74%(c)       1.72%        1.71%        1.71%        1.70%        1.80%(c)
Ratio of net investment income to
  average net assets                            6.40%(c)       6.96%        6.68%        7.59%        6.97%        6.00%(c)
Portfolio turnover rate                           37%           330%         334%         190%         188%         386%


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.

(c)  Annualized.

(d)  Commencement of distribution.


13


ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
PATRICIA J. YOUNG, SENIOR VICE PRESIDENT
JEFFREY S. PHLEGAR, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


14


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


15


ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

USGSR